Loss and Loss Adjustment Expenses (Details) - Schedule of Changes in Aggregate Reserves of Loss and Loss Adjustment Expenses - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liability for Claims and Claims Adjustment Expense [Line Items]
Net reserves at opening balance
Incurred loss and loss adjustment expenses
Provisions for insured events of the current year	388,498
Change in provision for insured events of prior year
Total incurred loss and loss adjustment expense	388,498
Payments
Loss and loss adjustment expenses attributable to insured events of the current year	122,957
Loss and loss adjustment expenses attributable to insured events of the prior year
Total payments	122,957
Net reserves at ending balance	$ 265,541